10. COMMON STOCK (Tables)	9 Months Ended
Sep. 30, 2013
CommonStockTablesAbstract
Stock option transactions
	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2011	9,135,500	2.16
Granted	1,882,000	1.22
Expired	(1,177,500)	2.14
Forfeited	(617,000)	2.05
Balance at December 31, 2012	9,223,000	1.98
Granted	4,985,000	0.56
Balance at March 31, 2013	14,208,000	1.48
Granted	200,000	0.34
Expired	(1,305,000)	2.00
Balance at June 30, 2013	13,103,000	1.41
Expired	(1,074,500)	1.57
Forfeited	(3,000)	1.25
Balance at September 30, 2013	12,025,500	1.40

Schedule of stock options outstanding
Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

50,000	1.27	—	January 18, 2014	50,000	—
1,289,000	1.32	—	February 12, 2014	1,289,000	—
1,472,500	2.60	—	December 29, 2014	1,472,500	—
300,000	2.34	—	September 22, 2015	300,000	—
1,372,500	2.86	—	November 22, 2015	1,372,500	—
200,000	3.47	—	January 4, 2016	200,000	—
125,000	2.94	—	March 8, 2016	125,000	—
150,000	2.05	—	July 7, 2016	150,000	—
100,000	2.23	—	July 15, 2016	100,000	—
1,681,500	1.25	—	January 6, 2017	1,681,500	—
100,000	0.73	—	June 18, 2017	100,000	—
4,985,000	0.56	—	March 15, 2018	4,985,000	—
50,000	0.32	—	April 9, 2018	50,000	—
150,000	0.34	—	June 27, 2018	150,000	—
12,025,500		$—		12,025,500	$—

Stock-based compensation

	Three Months Ended September 30, 2013	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2013	Nine Months Ended September 30, 2012	Cumulative to September 30, 2013
Exploration	$—	$640	$148,125	$267,452	$4,222,978
General and administration	—	9,595	904,512	933,270	19,583,419
	$—	$10,235	$1,052,637	$1,200,722	$23,806,397

Schedule of fair value assumptions
	September 30, 2013	September 30, 2012

Risk-free interest rate	1.25%	1.13%
Expected life of options (years)	4.3	4.9
Annualized volatility	76%	73%
Dividend rate	0.00%	0.00%